Ldk Solar Co Ltd (Parent Company) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Minimum required after tax profit percentage allocation to general reserve fund	10.00%
Maximum requirement of subsidiaries' after tax profits to be allocated to general reserve fund as percentage of subsidiaries registered capital	50.00%
Retained earnings appropriated		$ 17,505	$ 28,599
Restricted portion of net assets from transferring to either in the form of dividends, loans or advances	$ 1,523,098	$ 1,523,098